Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 01, 2023 CNY (¥)
Foreign currency transaction gain (loss), before tax	¥ 550	$ 75	¥ (350)	¥ 2,151
Foreign currency translation adjustment, net of tax	¥ 3,742		2,385	47,034
Foreign currency translation adjustment description	calculated at the rate of US$1.00=RMB 7.2993, representing the index rates as of December 31, 2024	calculated at the rate of US$1.00=RMB 7.2993, representing the index rates as of December 31, 2024
Goodwill	¥ 163,837		164,113		$ 22,446
Goodwill, Impairment loss			0
Revenue remaining performance obligation	391,672
Deferred revenue recognized	145,644		182,620	168,362
Defined contribution plan, administrative expense	56,091		¥ 82,336	¥ 129,738
Impairment of Long-Lived Assets to be Disposed of	¥ 0
Segment Reporting, Expense Information Used by CODM, Description	In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss.	In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM uses consolidated net loss as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the consolidated statements of comprehensive loss and include cost of revenues, sales and marketing expenses, research and development expenses and general and administrative expenses. For significant segment expenses incurred during the years ended December 31, 2022, 2023, and 2024, refer to Consolidated Statements of Comprehensive Loss.	The Group’s CODM uses consolidated net loss as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the consolidated statements of comprehensive loss and include cost of revenues, sales and marketing expenses, research and development expenses and general and administrative expenses. For significant segment expenses incurred during the years ended December 31, 2022, 2023, and 2024, refer to Consolidated Statements of Comprehensive Loss.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31
Revenue, remaining performance obligation, percentage	56.00%				56.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months				12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-12-31
Revenue, remaining performance obligation, percentage	42.00%				42.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	36 months				36 months
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years				5 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years				3 years
Beijing Lingdai [Member]
Investment company, distributable earnings (loss), accumulated ordinary income (loss)						¥ (3,142)
CEIBS Publishing Group [Member]
Goodwill, Fair value	¥ 276